ALLIANCE
                          --------------------------------------
                                    VARIABLE PRODUCTS
                          --------------------------------------
                                       SERIES FUND
                          --------------------------------------
                                  CONSERVATIVE INVESTORS
                          --------------------------------------
                                        PORTFOLIO
                          --------------------------------------

                                      ANNUAL REPORT

                                    DECEMBER 31, 2000

Investment Products Offered
-----------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
-----------------------------

CONSERVATIVE INVESTORS PORTFOLIO
TEN LARGEST HOLDINGS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

-------------------------------------------------------------------------------------------------
 COMPANY                                               U.S. $ Value       PERCENT OF NET ASSETS
-------------------------------------------------------------------------------------------------
 U.S. Treasury Notes                                   $ 8,385,804                33.9%
-------------------------------------------------------------------------------------------------
 U.S. Treasury Bond, 5.50%, 8/15/28                      4,531,429                18.3
-------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.                        3,353,464                13.6
-------------------------------------------------------------------------------------------------
 Federal National Mortgage Association                   2,972,211                12.0
-------------------------------------------------------------------------------------------------
 AstraZeneca Group Plc                                     523,336                 2.1
-------------------------------------------------------------------------------------------------
 Citigroup, Inc.                                           231,466                 0.9
-------------------------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                      216,900                 0.9
-------------------------------------------------------------------------------------------------
 Philip Morris Cos., Inc.                                  189,200                 0.8
-------------------------------------------------------------------------------------------------
 United Technologies Corp.                                 180,837                 0.8
-------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                              177,100                 0.7
-------------------------------------------------------------------------------------------------
                                                       $20,761,747                84.0%
-------------------------------------------------------------------------------------------------

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================



Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-17.6%
UNITED STATES
  INVESTMENTS-11.1%
FINANCE-2.4%
BANKING - REGIONAL-0.4%
BankAmerica Corp. ............................            2,399        $ 110,054
                                                                       ---------
INSURANCE-0.6%
American International Group,
  Inc ........................................            1,405          138,480
                                                                       ---------
MISCELLANEOUS-1.4%
Citigroup, Inc. ..............................            4,533          231,466
MBNA Corp. ...................................            3,300          121,894
                                                                       ---------
                                                                         353,360
                                                                       ---------
                                                                         601,894
                                                                       ---------
MULTI-INDUSTRY
  COMPANIES-1.4%
Honeywell International,
  Inc ........................................            2,800          132,475
Minnesota Mining &
  Manufacturing Co. ..........................            1,800          216,900
                                                                       ---------
                                                                         349,375
                                                                       ---------
HEALTH CARE-1.4%
DRUGS-1.4%
Pfizer, Inc. .................................            3,850          177,100
Schering-Plough Corp. ........................            2,900          164,575
                                                                       ---------
                                                                         341,675
                                                                       ---------
CONSUMER STAPLES-1.3%
RETAIL - FOOD & DRUG-0.5%
Kroger Co. (a) ...............................            4,700          127,194
                                                                       ---------
TOBACCO-0.8%
Philip Morris Cos., Inc. .....................            4,300          189,200
                                                                       ---------
                                                                         316,394
                                                                       ---------
TECHNOLOGY-1.2%
COMMUNICATION
  EQUIPMENT-0.1%
Lucent Technologies, Inc. ....................            1,700           22,950
                                                                       ---------
COMPUTER HARDWARE-0.4%
Dell Computer Corp. (a) ......................            2,000           34,875
Hewlett-Packard Co. ..........................            1,600           50,500
                                                                       ---------
                                                                          85,375
                                                                       ---------
COMPUTER SOFTWARE-0.3%
Microsoft Corp. (a) ..........................            1,400           60,725
                                                                       ---------
NETWORKING
  SOFTWARE-0.2%
Cisco Systems, Inc. (a) ......................            1,500           57,375
                                                                       ---------
SEMI-CONDUCTOR
  COMPONENTS-0.2%
Intel Corp. ..................................            1,900           57,119
                                                                       ---------
                                                                         283,544
                                                                       ---------
CONSUMER SERVICES-1.0%
BROADCASTING &
  CABLE-0.2%
AT&T Corp. - Liberty Media
  Group Series A (a) .........................            2,800           37,975
                                                                       ---------
ENTERTAINMENT &
  LEISURE-0.1%
Harley-Davidson, Inc. ........................              900           35,775
                                                                       ---------
RETAIL - GENERAL
  MERCHANDISE-0.7%
Home Depot, Inc. .............................            1,450           66,247
Wal-Mart Stores, Inc. ........................            2,200          116,875
                                                                       ---------
                                                                         183,122
                                                                       ---------
                                                                         256,872
                                                                       ---------
ENERGY-0.8%
DOMESTIC
  INTEGRATED-0.2%
Kerr-McGee Corp. .............................              600           40,163
                                                                       ---------
INTERNATIONAL-0.2%
Chevron Corp. ................................              500           42,219
                                                                       ---------
OIL SERVICE-0.4%
Halliburton Co. ..............................            1,200           43,500
Noble Drilling Corp. (a) .....................            1,400           60,812
                                                                       ---------
                                                                         104,312
                                                                       ---------
                                                                         186,694
                                                                       ---------
CAPITAL GOODS-0.7%
MISCELLANEOUS-0.7%
United Technologies Corp. ....................            2,300          180,837
                                                                       ---------
BASIC INDUSTRY-0.7%
CHEMICALS-0.2%
Union Carbide Corp. ..........................            1,000           53,812
                                                                       ---------
MINING & METALS-0.5%
Alcoa, Inc. ..................................            3,600          120,600
                                                                       ---------
                                                                         174,412
                                                                       ---------
UTILITIES-0.2%
TELEPHONE-0.2%
AT&T Corp. ...................................            1,300           22,506
WorldCom, Inc. (a) ...........................            2,100           29,532
                                                                       ---------
                                                                          52,038
                                                                       ---------
Total United States Investments
  (cost $2,746,752) ..........................                         2,743,735
                                                                       ---------
FOREIGN
  INVESTMENTS-6.5%
AUSTRALIA-0.0%
Woodside Petroleum, Ltd. .....................              800            6,564
                                                                       ---------
CANADA-0.1%
Nortel Networks Corp. ........................            1,100           35,269
                                                                       ---------
FINLAND-0.1%
Nokia AB Corp. (b) ...........................              140            6,245
UPM-Kymmene Oyj (b) ..........................              600           20,592
                                                                       ---------
                                                                          26,837
                                                                       ---------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
FRANCE-0.7%
Alcatel (a)(b) ...............................              310         $ 17,611
BNP Paribas, SA (b) ..........................              550           48,288
Carrefour, SA (b)  ...........................              300           18,846
Sanofi-Synthelabo, SA (b) ....................              610           40,668
STMicroelectronics NV (b) ....................              490           21,395
Total Fina Elf, SA (b) .......................              230           34,210
                                                                        --------
                                                                         181,018
                                                                        --------
HONG KONG-0.1%
Beijing Enterprise Holdings,
  Ltd ........................................           12,000           10,923
                                                                        --------
IRELAND-0.1%
CRH Plc (b) ..................................            1,400           26,055
                                                                        --------
ITALY-0.3%
Alleanza Assicurazioni (b) ...................            4,000           63,739
UniCredito Italiano SpA (b) ..................            3,890           20,346
                                                                        --------
                                                                          84,085
                                                                        --------
JAPAN-1.1%
Bank of Fukuoka, Ltd. (b) ....................            3,000           12,806
Banyu Pharmaceutical Co.,
  Ltd. (b) ...................................            1,000           22,612
Canon, Inc. (b) ..............................            1,000           34,990
Fast Retailing Co., Ltd. (b) .................              200           39,153
Kao Corp. (b) ................................            1,000           29,041
NTT Docomo, Inc. (b) .........................                1           17,232
Omron Corp. (b) ..............................            1,000           20,775
Sankyo Co., Ltd. (b) .........................              600           15,483
Takeda Chemical Industries,
  Ltd. (b) ...................................            1,000           59,132
THK Co., Ltd. (b)  ...........................              400            8,538
                                                                        --------
                                                                         259,762
                                                                        --------
NETHERLANDS-0.3%
ING Groep NV (b) .............................              444           35,471
Koninklijke (Royal) Philips
  Electronics NV (b) .........................              742           27,187
                                                                        --------
                                                                          62,658
                                                                        --------
SOUTH KOREA-0.1%
Samsung Electronics Co., Ltd.
  (GDR) (c) ..................................              390           27,885
                                                                        --------
SPAIN-0.2%
Banco Bilbao Vizcaya
  Argentaria, SA (b) .........................            1,960           29,171
Repsol, SA (b) ...............................              350            5,593
Telefonica, SA (a)(b) ........................              900           14,874
                                                                        --------
                                                                          49,638
                                                                        --------

                                                        Shares or
                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
SWEDEN-0.1%
Securitas AB Series B ....................                  700      $    12,978
Telefonaktiebolaget LM
  Ericsson AB Series B (a) ...............                1,000           11,389
                                                                     -----------
                                                                          24,367
                                                                     -----------
SWITZERLAND-0.1%
ABB, Ltd. ................................                  287           30,587
                                                                     -----------
UNITED KINGDOM-3.2%
AstraZeneca Group Plc (b) ................               10,370          523,336
BP Amoco Plc (b) .........................                3,300           26,646
  ADR ....................................                1,200           57,450
British Aerospace Plc (b) ................                2,624           14,988
CGNU Plc (b) .............................                3,343           54,087
Dixons Group Plc (b) .....................                4,400           14,738
GlaxoSmithKline Plc (b) ..................                  604           17,070
Reuters Group Plc (b) ....................                1,750           29,648
Vodafone Group Plc (b) ...................               11,565           42,455
                                                                     -----------
                                                                         780,418
                                                                     -----------
Total Foreign Investments
  (cost $1,696,322) ......................                             1,606,066
                                                                     -----------
Total Common Stocks
  (cost $4,443,074) ......................                             4,349,801
DEBT OBLIGATIONS-77.8%
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS-77.8%
Federal Home Loan Mortgage
  Corp ...................................
  5.75%, 6/15/01 .........................               $1,170        1,168,162
  6.875%, 1/15/05  .......................                2,100        2,185,302
Federal National Mortgage
  Association
  4.625%, 10/15/01 .......................                1,550        1,535,461
  6.50%, 8/15/04 .........................                1,400        1,436,750
U.S. Treasury Bond
  5.50%, 8/15/28 .........................                4,570        4,531,429
U.S. Treasury Notes
  3.875%, 1/15/09 (d) ....................                1,804        1,818,312
  4.75%, 11/15/08  .......................                1,600        1,555,744
  5.75%, 8/15/10 .........................                1,300        1,362,361
  6.50%, 2/15/10 .........................                1,200        1,312,872
  6.875%, 5/15/06  .......................                2,160        2,336,515
                                                                     -----------
Total Debt Obligations
  (cost $18,576,742) .....................                            19,242,908
                                                                     -----------

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM
  INVESTMENT-3.4%
TIME DEPOSIT-3.4%
State Street Euro Dollar
  6.00%, 1/02/01
  (amortized cost $844,000) ..............                 $844      $   844,000
                                                                     -----------
TOTAL
  INVESTMENTS-98.8%
  (cost $23,863,816) .....................                            24,436,709
Other assets less
  liabilities-1.2% .......................                               283,980
                                                                     -----------
NET ASSETS-100%... .......................                           $24,720,689
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $1,413,021 have been segregated to collateralize forward exchange currency contracts.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to qualified buyers. At December 31, 2000, the aggregate market value of this security amounted to $27,885 or 0.1% of net assets.

(d)   Treasury Inflation Protection Securities.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

----------
     See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

ASSETS
  Investment in securities, at value (cost $23,863,816) ............................   $24,436,709
  Cash .............................................................................           199
  Foreign cash, at value (cost $32,429) ............................................        33,602
  Dividends and interest receivable ................................................       340,439
  Receivable from Adviser ..........................................................         8,932
  Receivable for investment securities sold ........................................           788
                                                                                       -----------
  Total assets .....................................................................    24,820,669
                                                                                       -----------
LIABILITIES
  Unrealized depreciation of forward exchange currency contracts ...................        32,546
  Payable for capital stock redeemed ...............................................        18,831
  Accrued expenses .................................................................        48,603
                                                                                       -----------
  Total liabilities ................................................................        99,980
                                                                                       -----------
NET ASSETS .........................................................................   $24,720,689
                                                                                       ===========
COMPOSITION OF NET ASSETS
  Capital stock, at par ............................................................   $     1,988
  Additional paid-in capital .......................................................    22,399,461
  Undistributed net investment income ..............................................     1,200,114
  Accumulated net realized gain on investments .....................................       576,957
  Net unrealized appreciation of investments and foreign currency denominated assets
    and liabilities ................................................................       542,169
                                                                                       -----------
                                                                                       $24,720,689
                                                                                       ===========
Class A Shares
  Net assets .......................................................................   $24,720,689
                                                                                       ===========
  Shares of capital stock outstanding ..............................................     1,987,814
                                                                                       ===========
  Net asset value per share ........................................................   $     12.44
                                                                                       ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2000              Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
  Interest .....................................................    $ 1,401,190
  Dividends (net of foreign taxes withheld of $3,113) ..........         63,794
                                                                    -----------
  Total investment income ......................................      1,464,984
                                                                    -----------
EXPENSES
  Advisory fee .................................................        209,981
  Custodian ....................................................        109,546
  Administrative ...............................................         66,000
  Audit and legal ..............................................         22,493
  Printing .....................................................         11,902
  Directors' fees ..............................................          1,374
  Transfer agency ..............................................            972
  Miscellaneous ................................................          4,269
                                                                    -----------
  Total expenses ...............................................        426,537
  Less: expenses waived and reimbursed .........................       (160,561)
                                                                    -----------
  Net expenses .................................................        265,976
                                                                    -----------
  Net investment income ........................................      1,199,008
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions .................        610,826
  Net realized loss on foreign currency transactions ...........        (10,555)
  Net change in unrealized appreciation/depreciation of:
    Investments ................................................       (259,816)
    Foreign currency denominated assets and liabilities ........         19,673
                                                                    -----------
  Net gain on investments and foreign currency transactions ....        360,128
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 1,559,136
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                           Year Ended      Year Ended
                                                                          December 31,    December 31,
                                                                              2000            1999
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income ...............................................   $  1,199,008    $  1,355,255
  Net realized gain on investments and foreign currency transactions ..        600,271       2,282,151
  Net change in unrealized appreciation/depreciation of investments and
    foreign currency denominated assets and liabilities ...............       (240,143)     (1,957,517)
                                                                          ------------    ------------
  Net increase in net assets from operations ..........................      1,559,136       1,679,889
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ...........................................................     (1,303,934)     (1,308,187)
  Net realized gain on investments
    Class A ...........................................................     (2,307,441)     (1,740,989)
CAPITAL STOCK TRANSACTIONS
  Net decrease ........................................................     (4,912,789)     (4,285,668)
                                                                          ------------    ------------
  Total decrease ......................................................     (6,965,028)     (5,654,955)
NET ASSETS
  Beginning of period .................................................     31,685,717      37,340,672
                                                                          ------------    ------------
  End of period (including undistributed net investment income of
    $1,200,114 and $1,315,595, respectively) ..........................   $ 24,720,689    $ 31,685,717
                                                                          ============    ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Conservative Investors Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve the highest total return without, in the view of Alliance Capital Management L.P., undue risk to principal. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of December 31, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Quasar Portfolio, Technology Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts

                                          Alliance Variable Products Series Fund
================================================================================

actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to tax treatment of foreign currency transactions, resulted in a net decrease in undistributed net investment income and a corresponding increase in accumulated net realized gain on investments. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the year ended December 31, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the year ended December 31, 2000, the Portfolio received such waivers/reimbursements amounted to $160,561.

Brokerage commissions paid on investment transactions for the year ended December 31, 2000, amounted to $15,008. For the period from January 1, 2000 to October 31, 2000, no commission was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser (whose affiliation ended on November 2, 2000), nor to DLJ directly. Effective October 2, 2000, Sanford C. Bernstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to December 31, 2000, no brokerage commission was paid to SCB directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended December 31, 2000, the Fund paid a total of $18,000 which was allocated evenly among the Portfolios.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2000, were as follows:

Purchases:

Stocks and debt obligations......................................  $  4,526,286
U.S. government and agencies.....................................    18,115,741

Sales:

Stocks and debt obligations......................................  $  5,987,309
U.S. government and agencies.....................................    23,806,747

At December 31, 2000, the cost of investments for federal income tax purposes was $23,935,509. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation....................................  $  1,223,971
Gross unrealized depreciation....................................      (722,771)
                                                                   ------------
Net unrealized appreciation......................................  $    501,200
                                                                   ============

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $43,465 and net foreign currency losses of $31,673 during the fiscal year.

1. Forward Exchange Currency Contracts

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

                                          Alliance Variable Products Series Fund
================================================================================

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At December 31, 2000, the Portfolio had outstanding forward exchange currency contracts as follows:

                                                    Contract    U.S. $ Value on      U.S. $         Unrealized
                                                     Amount       Origination        Current       Appreciation
                                                     (000)           Date             Value       (Depreciation)
                                                   -----------  ---------------    -----------    ---------------
Forward Exchange Currency Buy Contracts
Euro, settling 3/01/01  ..........................          71  $        63,400    $    66,872    $        3,472
Pound Sterling, settling 2/14/01 .................         136          197,500        203,393             5,893
Japanese Yen, settling 2/14/01 ...................      11,773          107,300        103,758            (3,542)

Forward Exchange Currency Sale Contracts
Euro, settling 3/01/01  ..........................         567          489,840        534,056           (44,216)
Pound Sterling, settling 2/14/01 .................         320          458,221        478,997           (20,776)
Japanese Yen, settling 2/14/01 ...................      44,154          415,764        389,141            26,623
                                                                                                  ---------------
                                                                                                  $      (32,546)
                                                                                                  ===============

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the year ended December 31, 2000.

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. The Portfolio had no Class B shares outstanding during the year ended December 31, 2000. Transactions in capital stock were as follows:

                                   ---------------------------     ----------------------------
                                              SHARES                        AMOUNT
                                   ---------------------------     ----------------------------
                                    Year Ended      Year Ended      Year Ended      Year Ended
                                   December 31,    December 31,    December 31,    December 31,
                                        2000           1999           2000            1999
                                   ------------    ------------    ------------    ------------
Class A
Shares sold ....................         55,853         198,340    $    711,566    $  2,679,220
Shares issued in reinvestment of
  dividends and distributions ..        301,450         237,845       3,611,375       3,049,175
Shares redeemed ................       (728,341)       (739,222)     (9,235,730)    (10,014,063)
                                   ------------    ------------    ------------    ------------
Net decrease ...................       (371,038)       (303,037)   $ (4,912,789)   $ (4,285,668)
                                   ============    ============    ============    ============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2000.

--------------------------------------------------------------------------------

NOTE H: Substitution

On December 27, 2000, the Securities and Exchange Commission granted an order pursuant to Section 26(b) of the Investment Company Act of 1940, permitting the Portfolio's insurance company separate account shareholders to substitute shares of the Fund's Total Return Portfolio for shares of the Portfolio. Acting on instructions from the shareholders, the Portfolio redeemed all outstanding shares on February 26, 2001 for cash.

CONSERVATIVE INVESTORS PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       ----------------------------------------------------------------------
                                                                                     CLASS A
                                                       ----------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                       ----------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                       ----------------------------------------------------------------------
Net asset value, beginning of period ...............   $    13.43     $    14.03     $    13.10     $    12.07     $    11.76
                                                       ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income (a)(b) .......................          .55            .53            .50            .48            .45
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....          .20            .12           1.31            .86           (.01)
                                                       ----------     ----------     ----------     ----------     ----------
Net increase in net asset value from operations ....          .75            .65           1.81           1.34            .44
                                                       ----------     ----------     ----------     ----------     ----------
Less: Dividends and Distributions
Dividends from net investment income ...............         (.63)          (.54)          (.38)          (.31)          (.09)
Distributions from net realized gains ..............        (1.11)          (.71)          (.50)            -0-          (.04)
                                                       ----------     ----------     ----------     ----------     ----------
Total dividends and distributions ..................        (1.74)          (1.25)          (.88)          (.31)          (.13)
                                                       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .....................   $    12.44     $    13.43     $    14.03     $    13.10     $    12.07
                                                       ==========     ==========     ==========     ==========     ==========
Total Return
Total investment return based on net asset value (c)         6.01%          5.04%         14.20%         11.22%          3.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........   $   24,721     $   31,686     $   37,341     $   30,196     $   21,729
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......          .95%           .95%           .90%           .95%           .95%
  Expenses, before waivers and reimbursements ......         1.52%          1.18%          1.19%          1.33%          1.40%
  Net investment income (a) ........................         4.28%          3.92%          3.69%          3.85%          3.93%
Portfolio turnover rate ............................           85%           103%           123%           209%           211%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
Conservative Investors Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Conservative Investors Portfolio (the "Portfolio"), a series of Alliance Variable Products Series Fund, Inc., as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Conservative Investors Portfolio, a series of Alliance Variable Products Series Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

New York, New York
February 1, 2001

FEDERAL INCOME TAX INFORMATION (unaudited)
================================================================================

The Portfolio hereby designates $2,102,984 as long-term capital gain distributions during the taxable year ended December 31, 2000.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Matthew Bloom, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Greg Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Frank Caruso, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
Alan E. Levi, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kenneth D. Smalley, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1) Member of the Audit Committee.

                          (This page left intentionally blank.)

                          (This page left intentionally blank.)

                                                                          010227